Goodwill and Intangible Assets - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reportable segments | segment	4
Finite-lived intangible assets, period increase (decrease)	$ 1,764
Indefinite-lived intangible assets	2,197	$ 52
Amortization expense for intangible assets included in net income	$ 387	239
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average life (years)	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average life (years)	30 years
GE Transaction Agreement
Finite-Lived Intangible Assets [Line Items]
Amortization expense for intangible assets included in net income	$ 75
Vetco | Trademark
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		42
Bently Nevada | Trademark
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets		$ 10
Income approach valuation technique | Minimum
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment, valuation discount rate	10.00%
Income approach valuation technique | Maximum
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment, valuation discount rate	11.00%